Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries AmpliPhi Australia Pty Ltd, Biocontrol Limited, Ampliphi d.o.o., Genovo, Inc. (inactive), and TGCF Manufacturing Corporation (inactive). All significant intercompany accounts and transactions have been eliminated.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Management considers many factors in selecting appropriate financial accounting policies and controls, and in developing the estimates and assumptions that are used in the preparation of these financial statements. Management must apply significant judgment in this process. In addition, other factors may affect estimates, including expected business and operational changes, sensitivity and volatility associated with the assumptions used in developing estimates, and whether historical trends are expected to be representative of future trends. The estimation process often may yield a range of potentially reasonable estimates of the ultimate future outcomes and management must select an amount that falls within that range of reasonable estimates. This process may result in actual results differing materially from those estimated amounts used in the preparation of the financial statements if these results differ from historical experience, or other assumptions do not turn out to be substantially accurate, even if such assumptions are reasonable when made. In preparing these financial statements, management used significant estimates in the following areas, among others: the determination of the fair value of stock-based awards, the fair value of liability-classified preferred stock derivatives, the fair value of liability-classified warrants, the valuation of long-lived assets, including in-process research and development (IPR&D), patents and goodwill, accrued expenses and the recoverability of the Company's net deferred tax assets and related valuation allowance.

Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

Cash and cash equivalents consist primarily of deposits with commercial banks and financial institutions. The Company considers cash equivalents to be short-term investments that have a maturity at the time of purchase of three months or less, are readily convertible into cash and have an insignificant level of valuation risk attributable to potential changes in interest rates. Cash equivalents are recorded at cost plus accrued interest, which approximates fair market value.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Accounts Receivable

Accounts receivable amounts are stated at their face amounts less any allowance. Provisions for doubtful accounts are estimated based on assessment of the probable collection from specific customer accounts and other known factors. As of December 31, 2014 and December 31, 2013, management determined no allowance for doubtful accounts was required.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment consists of computer and laboratory equipment, software, office equipment, furniture and leasehold improvements and is recorded at cost. Maintenance and repairs that do not improve or extend the lives of the respective assets are expensed to operations as incurred. Upon disposal, retirement, or sale of an asset, the related cost and accumulated depreciation is removed from the accounts and any resulting gain or loss is included in the results of operations. Property and equipment are depreciated on a straight-line basis over their estimated useful lives. The Company’s estimated useful life for property and equipment is as follows:

Estimated Useful Lives
Laboratory equipment	5–7 years
Office and computer equipment	1–5 years
Leasehold improvements	Shorter of lease term or useful life

The Company reviews long-lived assets when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. Recoverability is measured by comparison of the book values of the assets to future net undiscounted cash flows that the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the book value of the assets exceed their fair value, which is measured based on the projected discounted future net cash flows arising from the assets. No impairment losses have been recorded since inception.

Other Current Assets [Text Block]	Prepaid Expenses and Other Current Assets Prepaid and other current assets consist primarily of prepaid insurance, deferred licensing costs, and deposits.

In Process Research and Development, Policy [Policy Text Block]
In-Process Research & Development and Goodwill

In-process research & development (IPR&D) assets represent capitalized incomplete research projects that the Company acquired through business combinations. Such assets are initially measured at their acquisition date fair values. The fair value of the research projects is recorded as intangible assets on the consolidated balance sheet rather than expensed regardless of whether these assets have an alternative future use. The amounts capitalized are being accounted for as indefinite-lived intangible assets, subject to impairment testing until completion or abandonment of research and development efforts associated with the projects. Upon successful completion of each project, the Company will make a determination as to the then remaining useful life of the intangible asset and begin amortization. The Company tests its IPR&D assets for impairment annually.

Costs of investments in purchased companies in excess of the underlying fair value of net assets at the date of acquisition are recorded as goodwill and assessed annually for impairment. If considered impaired, goodwill will be written down to fair value and a corresponding impairment loss recognized.

We review the carrying value of IPR&D and goodwill for potential impairment on an annual basis and at any time that events or business conditions indicate that it may be impaired. As permitted under Accounting Standards Codification Topic 350 (“ASC 350”), through December 31, 2014, we have elected to base our assessment of potential impairment on qualitative factors. Based on our assessment, IPR&D and goodwill have not been impaired as of December 31, 2014 and December 31, 2013.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Patents

Patents are recorded at fair value and are amortized using the straight-line method over their estimated useful lives.

During the year ended December 31, 2011, the rights to Biocontrol Limited’s patents were acquired by the Company and patents in the amount of $493,000 were recorded. These patents are amortized over their useful life through December 2026. Annual patent amortization expense for the years ended December 31 is estimated as follows:

Patent
Amortization
2015	$31,000
2016	31,000
2017	31,000
2018	31,000
2019	31,000
Thereafter	214,000
Total patent amortization expense	$369,000

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation

The Company accounts for stock-based payments under the applicable accounting standard which requires measurement of compensation cost for all share-based payment awards at fair value on the date of grant and recognition of compensation cost over the requisite service period (typically the vesting period) for awards expected to vest.

Warrant and Preferred Shares Conversion Feature Liability, Policy [Policy Text Block]
Warrants and Preferred Shares Conversion Feature Liability

The Company accounts for warrants and preferred shares conversion feature with anti-dilution (“down-round”) provisions under the applicable accounting guidance which requires the warrants and the preferred shares conversion feature to be recorded as a liability and adjusted to fair value at each reporting period.

Foreign Currency Transactions and Translations Policy [Policy Text Block]	Foreign Currency Translations and Transactions The functional currencies of our wholly owned subsidiaries is the US dollar.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company generates revenue from technology licenses, collaborative research arrangements and agreements to provide research and development services. Revenue under technology licenses typically consists of nonrefundable, up-front license fees, technology access fees and various other payments. The Company classifies advance payments received in excess of amounts earned as deferred revenue.

Research and Development Expense, Policy [Policy Text Block]
Research and Development Costs

Research and development costs include salaries, costs of outside collaborators and outside services, allocated facility, occupancy and utility expenses. The Company expenses research and development costs as incurred.

Income Tax, Policy [Policy Text Block]
Income Taxes

Income taxes are recorded in accordance with the applicable accounting guidance which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with the applicable accounting guidance. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. As of December 31, 2014 and 2013, the Company does not have any significant uncertain tax positions.

Earnings Per Share, Policy [Policy Text Block]
Basic and Diluted Net Income (Loss) per Common Share

Basic net income (loss) per common share is computed by dividing the net income (loss) attributable to common shareholders by the weighted average number of common shares outstanding during the period, excluding the dilutive effectors of preferred stock, warrants to purchase common shares, and stock options. Diluted net income (loss) per share of common stock is computed by dividing the net income (loss) attributable to common stockholders by the sum of the weighted average number of shares of common stock outstanding during the period plus the potential dilutive effects of preferred stock and warrants to purchase common stock and stock options outstanding during the period calculated in accordance with the treasury stock method, although these shares, options and warrants are excluded if their effect is antidilutive. Because the impact of these items is anti-dilutive during periods of net loss, there was no difference between net loss and diluted net loss for 2013.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern, which defines management's responsibility to assess an entity's ability to continue as a going concern, and to provide related footnote disclosures if there is substantial doubt about its ability to continue as a going concern. The pronouncement is effective for annual reporting periods ending after December 15, 2016 with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's financial statements.